Stock-Based Incentive Compensation Plans (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 24.8	$ 18.6	$ 5.1
Tax benefit (expense) realized from exercise of stock options	9.6	5.6	2.0
Current Fiscal Year End Date	--11-30
Total compensation cost not yet recognized	34.3
Total compensation cost not yet recognized, period for recognition	1 year 11 months 1 day
Phantom Restricted Stock Unit Plan (PRSU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	14.9
Total compensation cost not yet recognized, period for recognition	1 year 7 months 6 days
Total Shareholder Return Plan (TSRP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercises in period, intrinsic value	3.5		3.1
Fair value of awards vested in period	6.9	3.8
2006 Equity incentive plan (EIP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (shares)	6,000,000
Number of shares available for grant (shares)	2,321,241
Contractual term, maximum	10 years
2006 Equity incentive plan (EIP) [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Fair value of awards vested in period	5.9	4.7
Annual vesting percentage	33.00%
2006 Equity incentive plan (EIP) [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	12.1
Total compensation cost not yet recognized, period for recognition	2 years 4 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-option equity instruments, Minimum Contractual Term	6 years 6 months
Maximum contractual term	10 years
Exercises in period, intrinsic value	2.9	7.7
Fair value of awards vested in period	57.6	20.8
2006 Equity incentive plan (EIP) [Member] | Performance-Based Stock Appreciation Rights SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	$ 7.3
Total compensation cost not yet recognized, period for recognition	1 year 9 months 15 days
Maximum contractual term	7 years
Award performance goal period	3 years
Requisite service period	3 years
Percentage of Performance-based SARs with Market Conditions	20.00%
2006 Equity incentive plan (EIP) [Member] | Put rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
2006 Equity incentive plan (EIP) [Member] | Call rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Total Shareholder Return Plan (TSRP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	3 years
Phantom Restricted Stock Unit Plan (PRSU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	3 years
Minimum [Member] | 2006 Equity incentive plan (EIP) [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years 6 months
Maximum [Member] | 2006 Equity incentive plan (EIP) [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years